Gain on Sale of a Fabrication Facility and Application Specific Integrated Circuit Business - Schedule of Net Assets Derecognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 05, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 8,712,978	$ 8,226,202
Total Assets	15,027,602	12,321,633
Lease liabilities	(425,518)	(464,512)			$ (525,543)	$ (417,850)
Deferred revenue	(1,901,313)	(134,724)	$ (144,562)
Total Liabilities	$ (6,994,470)	$ (5,080,131)
Facility in Tampines, Singapore
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment			54,061
Inventories			1,908
Receivables			800
Total Assets			56,769
Lease liabilities			(9,681)
Other current and noncurrent liabilities			(6,739)
Other			(903)
Total Liabilities			(17,323)
Net Assets			39,446
ASIC Business
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment			18,894
Intangible assets			10,239
Unbilled accounts receivable			95,857
Inventories			30,285
Other current and noncurrent assets			8,039
Total Assets			163,314
Lease liabilities			(619)
Deferred revenue			(36,417)
Other current and noncurrent liabilities			(2,211)
Total Liabilities			(39,247)
Net Assets			$ 124,067	$ 124,067